Disclosure of detailed information about changes in the convertible note payable (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2019
Convertible Note Payable [Abstract]
Balance - August 31, 2017 and 2018
Issued	$ 500,000	500,000
Interest		100,000
Converted to common shares		(425,000)
Balalnce - August 31, 2019		$ 175,000